Exhibit 99.1
Ernst & Young LLP One Manhattan West New York, New York 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
Cellco Partnership Verizon ABS II LLC 1 Verizon Way Basking Ridge, New Jersey 07920	14 June 2023

Re:	Verizon Master Trust (the “Issuing Entity”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Cellco Partnership d/b/a Verizon Wireless (the “Sponsor” or “Cellco”) and Verizon ABS II LLC (the “Depositor,” together with the Sponsor, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a revolving pool of device payment plan agreements (the “Receivables”) relating to the Issuing Entity.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.	Certain electronic data files
i.
Labeled “VZMT2021_LT_5_21_2023_15G.txt” and the corresponding record layout and decode information, as applicable (the “Receivable Listing File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of receivable numbers as of 21 May 2023 (the “Cutoff Date”) relating to the Receivables and

ii.
Labeled “VZMT2021_LT_5_21_2023.txt” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of the Cutoff Date relating to the Receivables,

b.	A servicing system extraction file labeled “EY-AUDIT-DELIVARBLES_2023_May.xlsx” containing tabs:
i.	Labeled “East_ey,”
ii.	Labeled “East_SPO,”
iii.	Labeled “West_ey,”
iv.	Labeled “West_SPO,”
v.	Labeled “b2b_ey” and
vi.	Labeled “B2b_SPO”
and the corresponding record layout and decode information, as applicable (the “Initial Vision Files”), that the Sponsor, on behalf of the Depositor, indicated contain information from the Sponsor’s computerized loan servicing system (the “Vision System”) relating to certain Sample Receivables (as defined in Attachment A),
c.	A servicing system extraction file labeled “EY_NRTH_Latest_0526.xlsx” containing tabs:
i.	Labeled “NRTH_EY” and
ii.	Labeled “NRTH_SPO”
and the corresponding record layout and decode information, as applicable (the “North Vision Files,” together with the Initial Vision Files, the “Vision Files”), that the Sponsor, on behalf of the Depositor, indicated contain information from the Vision System relating to certain Sample Receivables,
d.
A servicing system extraction file labeled “VZMT 2023 Due Diligence EY Random Sample (1000)_fico.xlsx” and the corresponding record layout and decode information, as applicable (the “Data Warehouse File”), that the Sponsor, on behalf of the Depositor, indicated contains FICO score information relating to the Sample Receivables,

e.
A schedule and the corresponding record layout and decode information, as applicable (the “Customer Establish Date Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains customer establish date information relating to certain Sample Receivables,

f.
A schedule and the corresponding record layout and decode information, as applicable (the “Last Payment Tender Type Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains last payment tender type information relating to certain Sample Receivables,

g.
A schedule and the corresponding record layout and decode information, as applicable (the “Current Loan Balance Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains current loan balance information relating to certain Sample Receivables,

h.
Imaged copies of certain printed screen shots from the Vision System and the corresponding record layout and decode information (the “System Screen Shots,” together with the Vision Files, Data Warehouse File, Customer Establish Date Schedule, Last Payment Tender Type Schedule and Current Loan Balance Schedule, the “Sources”), that the Sponsor, on behalf of the Depositor, indicated relate to certain Sample Receivables,

i.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
j.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Data File is the “Subject Matter” as of the date of this report.
The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Receivable Listing File, Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Receivable Listing File, Sources or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 June 2023

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,000 Receivables from the Receivable Listing File (the “Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Receivable Listing File.

For the purpose of the procedures described in this report, the 1,000 Sample Receivables are referred to as Sample Receivable Numbers 1 through 1,000.

2.
For each device payment plan agreement on the Receivable Listing File and Data File, we compared the receivable number, as shown on the Receivable Listing File, to the corresponding receivable number, as shown on the Data File, and noted that:

a.	All of the Receivables (including the Sample Receivables) were included on both the Receivable Listing File and Data File and
b.	No device payment plan agreement other than the Receivables were included on the Receivable Listing File or Data File.

3.	For each Sample Receivable, we

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.	Observed that the payment frequency, as shown on the Data File, was “monthly.”

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
Receivable number	LOAN_NUM	Vision Files and Data Warehouse File	i.
Interest rate	INTEREST_RATE	Vision Files	ii.
Original loan amount	INSTALL_LOAN_AMT	Vision Files	ii.
Phone cost	LOAN_TAX_BASE_AMT	Vision Files	ii.
Monthly payment amount	LOAN_MONTHLY_PMT_AMT	Vision Files	ii.
Loan first payment amount	LOAN_FIRST_COLL_AMT	Vision Files	ii.
Down payment amount	LOAN_DOWN_PMT_AMT	Vision Files	ii.
FICO score	FICO_SCORE	Data Warehouse File	iii.
Customer ID	CUST_ID	Vision Files	ii.
Account number	ACCT_NUM	Vision Files	ii.
Customer type	VSN_CUST_TYPE_CD	Vision Files or System Screen Shots	ii., iv.
State	STATE_CODE	Vision Files or System Screen Shots	ii., iv.
Customer establish date	OLDEST_CUST_EST_DT	Vision Files, System Screen Shots or Customer Establish Date Schedule	ii., iv.
Account establish date	ACCT_ESTB_DT	Vision Files or System Screen Shots	ii., iv.
Date of loan origination	LOAN_CUST_SLS_DT	Vision Files	ii.
Number of lines in service on account	TOTAL_ACTV_LINE_CNT	Vision Files or System Screen Shots	ii., iv., v.
Number of device payments on account	TOTAL_ACTV_LOAN_CNT	Vision Files or System Screen Shots	ii., iv., vi.
Last payment tender type	LAST_PMT_TENDER_DESC	Vision Files, System Screen Shots or Last Payment Tender Type Schedule	ii., iv., vii.
Description of retail outlet	CHANNEL	Vision Files	ii., viii.
Original tenure classification	TENURE_CUSTESTB_TO_SLS	(a) Vision Files and recalculation, (b) Vision Files, System Screen Shots and recalculation or (c) Vision Files, Customer Establish Date Schedule and recalculation	ix.
Current loan balance	LOAN_OUTST_BAL_AMT	(a) Vision Files and recalculation or (b) Vision Files, Current Loan Balance Schedule and recalculation	x.

Exhibit 1 to Attachment A

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
Insurance indicator	INSURANCE_IND	Vision Files	xi.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the field name on the Vision Files corresponding to the Sample Characteristic, in accordance with the decode table shown below (and in accordance with any other applicable note(s)):

Sample Characteristic	Vision Files Field Name
Interest rate	LOAN_TOT_FIN_CHG_AMT
Original loan amount	INSTALL_LOAN_AMT
Phone cost	LOAN_TXABLE_BASE_AMT
Monthly payment amount	LOAN_MTHLY_PMT_AMT
Loan first payment amount	LOAN_FIRST_INSTALL_AMT
Down payment amount	LOAN_DOWN_PMT_AMT
Customer ID	CUST_ID_NO
Account number	ACCT_NO
Customer type	CUST_TYP_CD
State	ST_CD
Customer establish date	ORIG_EFF_DT
Account establish date	ESTAB_DT
Date of loan origination	LOAN_CUST_SLS_DT
Number of lines in service on account	ACTIVE_MTNS_QTY
Number of device payments on account	LOANS_PER_CUST
Last payment tender type	PMT_MEDIA_CD
Description of retail outlet	SLS_DIST_CHNL_DSC

Exhibit 1 to Attachment A

Notes:  (continued)

iii.
For the purpose of comparing the FICO score Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a FICO score value of “0,” as shown on the Data File, if the corresponding FICO score value, as shown on the Data Warehouse File, was “?.”

iv.
For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Data File agreed to the corresponding information on at least one such Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information shown on the Sources.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity that occurred after the Cutoff Date.  For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown in the System Screen Shots that occurred on or prior to the Cutoff Date.

v.
For the purpose of comparing the number of lines in service on account Sample Characteristic for Sample Receivable Numbers 76, 397 and 681, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of 1.00% or less (calculated as a percentage of the number of lines in service on account value, as shown on the Data File).

vi.
For the purpose of comparing the number of device payments on account Sample Characteristic for Sample Receivable Numbers 76 and 681, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of 1.00% or less (calculated as a percentage of the number of device payments on account value, as shown on the Data File).

vii.	For the purpose of comparing the last payment tender type Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement:
a.	With a last payment tender type value of “?,” as shown on the Data File, if the corresponding last payment tender type value, as shown on the applicable Source, was <blank> or
b.	If the last payment tender type value on the Data File agreed to any of the corresponding information in the System Screen Shots
(and in accordance with any other applicable note(s)).

We performed no procedures to reconcile any differences that may exist relating to the information shown in the System Screen Shots.

Exhibit 1 to Attachment A

Notes:  (continued)

viii.
For the purpose of comparing the description of retail outlet Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spacing (and in accordance with any other applicable note(s)).

ix.	For each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to calculate the tenure (the “Tenure”) as the difference in days between the:
a.	Date of loan origination, as shown on the Vision Files, and
b.	Customer establish date, as shown on the Vision Files, System Screen Shots or Customer Establish Date Schedule, as applicable (and in accordance with any other applicable note(s)).

For the purpose of comparing the original tenure classification Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original tenure classification value, as shown on the Data File, agreed with the corresponding Tenure value, as calculated in the preceding paragraph(s) of this note, in accordance with the decode table shown below:

Tenure	Data File Value
Less than 210	New
210 to 364	Exist 8-12 Mo
365 to 729	Exist 1-2 Yr
730 to 1,094	Exist 2-3 Yr
1,095 to 1,459	Exist 3-4 Yr
1,460 to 1,824	Exist 4-5 Yr
Greater than 1,824	Exist 5+ Yr

x.
For the purpose of comparing the current loan balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance by subtracting the:

a.	TOT_APPLIED_PMT_AMT from
b.	INSTALL_LOAN_AMT,
both as shown on the Vision Files, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

The Sponsor, on behalf of the Depositor, indicated that the Vision Files contained account activity that occurred after the Cutoff Date for certain Sample Receivables.  For the purpose of recalculating the current loan balance Sample Characteristics for such Sample Receivables, the Sponsor, on behalf of the Depositor, instructed us to add the monthly payment amount(s) that occurred after the Cutoff Date, as shown in the Current Loan Balance Schedule, to the result obtained above.

Exhibit 1 to Attachment A

Notes:  (continued)

xi.
For the purpose of comparing the insurance indicator Sample Characteristic for each Sample Receivable (except for the Sample Receivables described in the succeeding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the insurance indicator value, as shown on the Data File, agreed with the corresponding insurance indicator value, as shown on the Vision Files, in accordance with the decode table shown below:

Data File Value	Source Value
No Insurance	OFFERING_DSC value of <blank>
Line level Insurance
SF-OFFER-DESC value other than:
•          “TOTAL MOBILE PROTECTION MULTI-DEVICE $45,”
•          “TOTAL MOBILE PROTECTION MULTI-DVC FL $45,”
•          “TOTAL MOBILE PROTECTION MULTI-DEVICE ADD,”
•          “TOTAL MOBILE PROTECTION MULTI-DEVICE $39,”
•          “VERIZON PROTECT MULTI-DEVICE $50” or
•          “VERIZON PROTECT MULTI-DEVICE FL $50”

We performed no procedures to reconcile any differences that may exist relating to the information shown on the Sources.

The Sponsor, on behalf of the Depositor, instructed us to not to compare the insurance indicator Sample Characteristic for Sample Receivables with a insurance indicator value of “Multi-line Insurance,” as shown on the Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.